                HARTFORD SELECT LEADERS OUTLOOK (SERIES I/IR/II)
                             SEPARATE ACCOUNT THREE
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-102625

   SUPPLEMENT DATED DECEMBER 12, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

              SUPPLEMENT DATED DECEMBER 12, 2005 TO YOUR PROSPECTUS

The following is added to the disclosure in Section 7 ("State Variations") of your prospectus:

     - NEW YORK AND WASHINGTON - If you elect The Hartford's Lifetime Income Builder, the Fixed Account is not available for investment.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5335